Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Revenue [Abstract]
Revenue from sale of electricity	$ 369,421	$ 356,648	$ 347,167
Revenue from sale of steam	16,204	16,494	16,095
Others	845	331	750
Revenue	$ 386,470	$ 373,473	$ 364,012